                               NORWEST ADVANTAGE FUNDS

                                 CASH INVESTMENT FUND
                              READY CASH INVESTMENT FUND

                           Supplement Dated June 1, 1997 to
                            Prospectus Dated June 1, 1997

Cash Investment Fund and Ready Cash Investment Fund (the "Funds") currently invest directly in portfolio securities. Pursuant to a shareholder vote, the Funds will convert to the structure described on page 1 of the prospectus and in "Prospectus Summary - Highlights of the Funds - Fund Structure" on pages 2 and 3 of the prospectus on June 27th.
Accordingly, until that time (i) Ready Cash Investment Fund does not anticipate obtaining a rating from an NRSRO (see "Investment Objectives and Policies - Investment Policies" on pages 18 and 19 of the prospectus) and (ii) the "Annual Fund Operating Expenses" table on page 6 of the prospectus is replaced in its entirety with the following:

ANNUAL FUND OPERATING EXPENSES(1)
  (as a percentage of average daily net assets)

                                Cash        Ready Cash
                             Investment      Investment
                                Fund           Fund
                                ----           ----
Investment Advisory Fees
  (after fee waivers)            0.14%          0.34%
Rule 12b-1 Fees                  None           None
Other Expenses (2)
  (after reimbursements)         0.34%          0.48%
                                 -----          -----
Total Operating Expenses         0.48%          0.82%

(1) For a further description of the various expenses associated with investing in the Funds, see "Management." The table is based on expenses incurred during the Funds' most recent fiscal year ended May 31, 1996. Absent fee waivers and expense reimbursements, the respective expenses of Cash Investment Fund and Ready Cash Investment Fund would be: Investment Advisory Fees, 0.14% and 0.36%; Other Expenses, 0.35% and 0.51%; and Total Operating Expenses, 0.49% and 0.87%. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

(2) Other Expenses includes transfer agency fees payable to Norwest Bank at an annual rate of 0.25%.

                               NORWEST ADVANTAGE FUNDS

                                 CASH INVESTMENT FUND
                              READY CASH INVESTMENT FUND

                           Supplement Dated June 1, 1997 to
                            Prospectus Dated June 1, 1997

Cash Investment Fund and Ready Cash Investment Fund (the "Funds") currently invest directly in portfolio securities. Pursuant to a shareholder vote, the Funds will convert to the structure described on page 1 of the prospectus and in "Summary - Fund Structure" on page 5 of the prospectus on June 27th. Accordingly, until that time (i) Ready Cash Investment Fund does not anticipate obtaining a rating from an NRSRO (see "Investment Objectives and Policies - Money Market Funds" on page 24 of the prospectus) and (ii) the "Annual Fund Operating Expenses" table on pages 10 - 12 of the prospectus is replaced in its entirety with the following:

ANNUAL FUND OPERATING EXPENSES(1)
  (as a percentage of average daily net assets)

                                               Ready Cash
                                Cash           Investment
                             Investment           Fund
                                Fund   Institutional  Investor
                                ----   -------------  --------
Investment Advisory Fees
  (after fee waivers)           0.14%      0.35%        0.35%
Rule 12b-1 Fees                 None       None         None
Other Expenses (2)
  (after reimbursements)        0.34%      0.13%        0.47%
                                -----      -----        -----
Total Operating Expenses        0.48%      0.48%        0.82%

(1) For a further description of the various expenses associated with investing in the Funds, see "Management." The table is based on expenses incurred during the Funds' most recent fiscal year ended May 31, 1996. Absent fee waivers and expense reimbursements, the respective expenses of Cash Investment Fund and Ready Cash Investment Fund Institutional Shares and Investor Shares would be:
Investment Advisory Fees, 0.14%, 0.36% and 0.36%; Other Expenses, 0.35%, 0.36% and 0.51%; and Total Operating Expenses, 0.49%, 0.72% and 0.87%. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

(2) Other Expenses includes transfer agency fees for Cash Investment Fund and Ready Cash Investment Fund payable to Norwest Bank at an annual rate of 0.25% (0.10% plus expenses in the case of Ready Cash Investment Fund--Institutional Shares).